UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2010

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):           [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Occidental Petroleum Corporation
Address:       10889 Wilshire Boulevard
               Los Angeles, California 90024

Form 13F File Number:  28-10313


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Roy Pineci
          Vice President, Controller and Principal Accounting Officer Occidental Petroleum Corporation
Phone:    (310) 208-8800

Signature, Place, and Date of Signing:

     /s/ ROY PINECI                 Los Angeles, California      August 5, 2010
     ---------------------------    -----------------------    -----------------
             [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    4
Form 13F Information Table Entry Total:              22
Form 13F Information Table Value Total:         $60,544
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       13F File Number     Name

      1           28-12381         Phibro LLC
      2           28-13910         Phibro Trading LLC
      3           28-13909         Oxy Energy Services Inc.
      4           28-13908         Occidental Petroleum Investment Co.

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                                                      FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7        COLUMN 8
----------------------------  --------------  ---------  --------  ----------------  --------------  --------  --------------------
                                                                                                                 VOTING AUTHORITY
                                                          VALUE    SHRS OR SH/ PUT/    INVESTMENT      OTHER   --------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL    DISCRETION     MANAGER   SOLE  SHARED  NONE
----------------------------  --------------  ---------  --------  ------- --- ----  --------------  --------  ------ ------ ------
CME GROUP INC                 COM             12572Q105      2252     8000 SH        SHARED-DEFINED  1,2,3,4            8000
INTERCONTINENTALEXCHANGE INC  COM             45865V100       357     3162 SH        SHARED-DEFINED  1,2,3,4            3162
APACHE CORP                   COM             037411105      1320    15676 SH        SHARED-DEFINED  1,2,3,4           15676
BRIGHAM EXPLORATION CO        COM             109178103       945    61453 SH        SHARED-DEFINED  1,2,3,4           61453
CANADIAN NAT RES LTD          COM             136385101      3300    99308 SH        SHARED-DEFINED  1,2,3,4           99308
CIMAREX ENERGY CO             COM             171798101      1347    18812 SH        SHARED-DEFINED  1,2,3,4           18812
CONOCOPHILLIPS                COM             20825C104      1464    29830 SH        SHARED-DEFINED  1,2,3,4           29830
CONTINENTAL RESOURCES INC     COM             212015101      1011    22650 SH        SHARED-DEFINED  1,2,3,4           22650
CORE LABORATORIES N V         COM             N22717107      1641    11115 SH        SHARED-DEFINED  1,2,3,4           11115
DEVON ENERGY CORP NEW         COM             25179M103      3849    63183 SH        SHARED-DEFINED  1,2,3,4           63183
EOG RES INC                   COM             26875P101      3353    34087 SH        SHARED-DEFINED  1,2,3,4           34087
EXXON MOBIL CORP              COM             30231G102      2696    47237 SH        SHARED-DEFINED  1,2,3,4           47237
MARATHON OIL CORP             COM             565849106       897    28859 SH        SHARED-DEFINED  1,2,3,4           28859
NOBLE ENERGY INC              COM             655044105       452     7500 SH        SHARED-DEFINED  1,2,3,4            7500
RANGE RES CORP                COM             75281A109      1294    32226 SH        SHARED-DEFINED  1,2,3,4           32226
ROYAL DUTCH SHELL PLC         SPONS ADR A     780259206      2341    46610 SH        SHARED-DEFINED  1,2,3,4           46610
SCHLUMBERGER LTD              COM             806857108      4368    78922 SH        SHARED-DEFINED  1,2,3,4           78922
SELECT SECTOR SPDR TR         SBI INT-ENERGY  81369Y506     19522   392960 SH        SHARED-DEFINED  1,2,3,4          392960
SOUTHWESTERN ENERGY CO        COM             845467109      1959    50691 SH        SHARED-DEFINED  1,2,3,4           50691
SUNCOR ENERGY INC NEW         COM             867224107      2993   101676 SH        SHARED-DEFINED  1,2,3,4          101676
ULTRA PETROLEUM CORP          COM             903914109      1912    43204 SH        SHARED-DEFINED  1,2,3,4           43204
WHITING PETE CORP NEW         COM             966387102      1271    16206 SH        SHARED-DEFINED  1,2,3,4           16206
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